CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Income Statements [Abstract]
REVENUES	$ 939,229	$ 1,017,705	$ 1,043,003
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	508,066	416,832	404,313
Depreciation and amortization	183,903	138,301	123,940
Selling, general and administrative	88,278	78,658	65,953
Loss (gain) on disposals of property and equipment	(1,577)	402	(5,543)
Material charges and other operating expenses	10,976	5,250	0
Total costs and expenses	789,646	639,443	588,663
INCOME FROM OPERATIONS	149,583	378,262	454,340
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(20,071)	(24,879)	(8,028)
Interest income	730	1,289	1,194
Gain on debt extinguishment	0	5,324	0
Other - net	(162)	(461)	12
Total other income (expense) - net	(19,503)	(18,727)	(6,822)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	130,080	359,535	447,518
(Benefit) provision for income taxes	(5,659)	91,934	119,186
NET INCOME FROM CONTINUING OPERATIONS	135,739	267,601	328,332
DISCONTINUED OPERATIONS:
Income from discontinued operations, net of tax	3,107	12,394	39,172
Gain on sale of discontinued operations, net of tax	597,995	0	0
Discontinued operations, net of tax	601,102	12,394	39,172
NET INCOME	$ 736,841	$ 279,995	$ 367,504
INCOME PER SHARE - BASIC:
Income from continuing operations (in dollars per share)	$ 1.09	$ 2.29	$ 2.89
Discontinued operations (in dollars per share)	$ 4.80	$ 0.10	$ 0.35
Net income (in dollars per share)	$ 5.89	$ 2.39	$ 3.24
INCOME PER SHARE - DILUTED:
Income from continuing operations (in dollars per share)	$ 1.07	$ 2.25	$ 2.89
Discontinued operations (in dollars per share)	$ 4.76	$ 0.11	$ 0.35
Net income (in dollars per share)	$ 5.83	$ 2.36	$ 3.24